UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07705
                                                    ----------

                               Phoenix-Kayne Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       1800 Avenue of the Stars, 2nd Floor
                          Los Angeles, California 90067
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Kevin J. Carr, Esq.
   Vice President, Chief Legal Officer             John H. Beers, Esq.
  Counsel and Secretary for Registrant        Vice President and Secretary
     Phoenix Life Insurance Company          Phoenix Life Insurance Company
            One American Row                        One American Row
           Hartford, CT 06102                      Hartford, CT 06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (860) 403-5000
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                  Date of reporting period: September 30, 2005
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


PHOENIX-KAYNE FUNDS
GLOSSARY
September 30, 2005

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

AMBAC (AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION)
A leading insurer of bonds, providing bondholders an unconditional, irrevocable guarantee that principal and interest payments would be received in full and on time.

CAL-MORTGAGE
Cal-Mortgage administers the California Health Facility Construction Loan Insurance Program, which provides credit enhancement for eligible health care facilities when they borrow money for capital needs. Cal-Mortgage insured loans are guaranteed by the "full faith and credit" of the State of California and permits borrowers to obtain lower interest rates.

FGIC (FINANCIAL GUARANTY INSURANCE COMPANY)
A leading financial guaranty insurance company providing triple-A credit enhancement on public finance, structured finance and asset-backed securities.

FNMA OR "FANNIE MAE" (FEDERAL NATIONAL MORTGAGE ASSOCIATION)
Congressionally chartered corporation which buys mortgages on the secondary market, pools them and sells them as mortgage-backed securities to investors on the open market. Monthly principal and interest payments are guaranteed by FNMA but not the U.S. government.

FSA (FINANCIAL SECURITY ASSURANCE, INC.)
A leading provider of Aaa/AAA/AAA financial guaranty insurance for asset-backed securities, municipal bonds and other structured obligations in the global markets.

GNMA OR "GINNIE MAE" (GOVERNMENT NATIONAL MORTGAGE ASSOCIATION)
Wholly-owned U.S. Government Corporation within the Department of Housing and Urban Development, which guarantees the timely payment of principal and interest on securities that are issued by private institutions and are backed by pools of federally-issued or guaranteed mortgage loans.

MBIA (MUNICIPAL BOND INSURANCE ASSOCIATION)
One of the largest insurers of financial obligations for municipalities, not-for-profit organizations, banks, insurance and finance companies, and other private-sector entities in the primary and secondary markets. Provides triple-A-rating guarantee as an unconditional and irrevocable guarantee of full principal and interest payment.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

XLCA (XL CAPITAL ASSURANCE)
A monoline financial guarantee insurance company that provides triple-A rated financial guaranty insurance for the asset-backed structured finance, structured investment products, future flow, global infrastructure project finance, power & utilities, public finance, and bank deposit insurance markets worldwide.

Phoenix CA Intermediate Tax-Free Bond Fund

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                              PAR VALUE
                                                (000)            VALUE
                                              ---------        -----------

MUNICIPAL TAX-EXEMPT BONDS(d)--101.2%

DEVELOPMENT REVENUE--4.4%
Los Angeles County Public Works
  Financing Authority Series A
  5.50%, 10/1/18 (FSA Insured)                  $  450         $   496,616
Menlo Park Community Development
  Agency Las Pulgas Community
  Development Project 5.375%,
  6/1/16 (AMBAC Insured)                           250             258,920
Ontario Redevelopment Financing
  Authority Ontario Redevelopment
  Project No. 1 6.90%, 8/1/10 (MBIA Insured)        70              81,416
Ontario Redevelopment Financing
  Authority Project No. 1 Center
  City & Cimarron 5.25%, 8/1/13
  (MBIA Insured)                                   500             549,510
Riverside County Redevelopment
  Agency Jurupa Valley Project Area
  5.25%, 10/1/17 (AMBAC Insured)                   250             273,385
                                                               -----------
                                                                 1,659,847
                                                               -----------

FACILITIES REVENUE--2.3%
California State Public Works Board
  Series C 5.25%, 11/1/20                          500             533,935
Los Angeles State Building
  Authority Department of General
  Services Series A 5.375%, 5/1/06                 200             202,350
Oakland State Building Authority
  Series A 5%, 4/1/17 (AMBAC
  Insured)                                         150             157,096
                                                               -----------
                                                                   893,381
                                                               -----------

GENERAL OBLIGATION--16.3%
Brea Olinda Unified School District
  Series A 6%, 8/1/15 (FGIC Insured)               150             177,372
California State 6.25%, 4/1/08                     825             885,555
California State 5.50%, 4/1/10
  (MBIA Insured)                                   200             219,354
California State 5.25%, 6/1/16                      80              81,962
California State Unrefunded
  Balance-2001 5.375%, 3/1/06                       45              45,374
City of San Diego Public Safety
  Communication Project 6.50%,
  7/15/07                                          800             845,504
Grossmont Cuyamaca Community
  College Series A 5%, 8/1/19 (MBIA
  Insured)                                         250             266,810


                                              PAR VALUE
                                                (000)            VALUE
                                              ---------        -----------

GENERAL OBLIGATION--(CONTINUED)
Long Beach Unified School District
  Series C 5.375%, 8/1/16 (MBIA
  Insured)                                      $  300         $   325,152
Los Angeles Unified School District
  Election of 1997 Series F 5%,
  7/1/14 (FSA Insured)                             500             544,770
Metropolitan Water District
  Southern California Series A
  5.25%, 3/1/11                                    180             190,915
Oakland Unified School District
  Alameda County School
  Improvements 5%, 8/1/16 (FSA
  Insured)                                         400             424,036
San Diego County Certificates of
  Participation 5.25%, 11/1/15
  (AMBAC Insured)                                  960           1,050,615
San Francisco City and County
  Educational Facilities Unified
  School District Series B 5.50%,
  6/15/12                                          500             530,675
Wiseburn School District Series A
  5%, 8/1/17 (MBIA Insured)                        580             629,642
                                                               -----------
                                                                 6,217,736
                                                               -----------

GENERAL REVENUE--10.4%
California State Public Works Board
  5%, 11/1/17 (XLCA Insured)                       460             492,297
Puerto Rico Public Finance Corp.
  Series A 5.25%, 8/1/30 (AMBAC
  Insured)(c)                                      500             545,955
San Jose Financing Authority
  Convention Center Project Series
  F 5%, 9/1/15 (MBIA Insured)                    1,000           1,070,550
Santa Clara County Financing
  Authority Leasing Revenue 7.75%,
  11/15/11 (AMBAC Insured)                         400             492,284
South Coast Air Quality Management
  District 6%, 8/1/11 (AMBAC
  Insured)                                       1,000           1,129,470
Truckee Public Financing Authority
  Leasing Revenue Series A 5.875%,
  11/1/20 (AMBAC Insured)                          200             220,712
                                                               -----------
                                                                 3,951,268
                                                               -----------

HIGHER EDUCATION REVENUE--2.9%
California Educational Facilities
  Authority Chapman University
  5.375%, 10/1/16                                  250             260,898
California State Public Works Board
  Community Colleges Series A
  5.25%, 12/1/13                                   290             309,508
University of California Series A
  5%, 5/15/10 (AMBAC Insured)                      500             540,065
                                                               -----------
                                                                 1,110,471
                                                               -----------


                     See Notes to Schedules of Investments

Phoenix CA Intermediate Tax-Free Bond Fund

                                              PAR VALUE
                                                (000)            VALUE
                                              ---------        -----------

MEDICAL REVENUE--5.0%
California Health Facilities
  Financing Authority Series A
  6.25%, 10/1/13 (MBIA Insured)                 $1,000         $ 1,000,000
California Health Facilities
  Financing Authority Series A 5%,
  11/15/14                                         250             266,092
California Statewide Communities
  Development Authority Los Angeles
  Jewish Home 4.75%, 11/15/10 (CA
  ST MTG Insured)                                  500             528,520
San Joaquin County General Hospital
  Project Certificates of
  Participation 5.25%, 9/1/12 (MBIA
  Insured)                                         100             107,700
                                                               -----------
                                                                 1,902,312
                                                               -----------

MUNICIPAL UTILITY DISTRICT REVENUE--7.5%
City of San Diego Public Facilities
  Financial Authority Series A 5%,
  5/15/13 (AMBAC Insured)                          300             300,855
Los Angeles Wastewater System
  Revenue 5%, 6/1/08 (FSA Insured)                 375             394,973
Sacramento Municipal Utility
  District Electricity Revenue
  Series L 5.10%, 7/1/13 (AMBAC
  Insured)                                         500             527,395
Sacramento Municipal Utility
  District Electricity Revenue
  Series O 5.25%, 8/15/10 (MBIA
  Insured)                                         500             547,670
Sacramento Municipal Utility
  District Electricity Revenue
  Series O 5.25%, 8/15/15 (MBIA
  Insured)                                         310             338,337
Sacramento Municipal Utility
  District Electricity Revenue
  Series O 5.25%, 8/15/17 (MBIA
  Insured)                                         200             216,300
Sacramento Municipal Utility
  District Electricity Revenue
  Series P 5.25%, 8/15/17 (FSA
  Insured)                                         500             540,750
                                                               -----------
                                                                 2,866,280
                                                               -----------

POWER REVENUE--9.0%
California State Department of
  Water Resource Power Supply
  Series A 5.25%, 5/1/09 (MBIA
  Insured)                                       1,000           1,071,450
City of Pasadena 5%, 6/1/17 (MBIA
  Insured)                                         300             318,444
Los Angeles Department of Water &
  Power Series A-A-3 5.25%, 7/1/18                 300             305,259
Northern California Power Agency
  Public Power Revenue
  Hydroelectric Project No. 1
  Series A 5%, 7/1/15 (MBIA Insured)             1,000           1,057,040


                                              PAR VALUE
                                                (000)            VALUE
                                              ---------        -----------

POWER REVENUE--(CONTINUED)
Southern California Public Power
  Authority Series B 5%, 7/1/12
  (FSA Insured)                                 $  635         $   694,899
                                                               -----------
                                                                 3,447,092
                                                               -----------

PRE-REFUNDED--10.2%
Contra Costa County Home Mortgage
  Revenue 7.50%, 5/1/14 (GNMA
  Collateralized)(b)                               500             642,710
Cypress Residential Mortgage
  Revenue Series B 7.25%, 1/1/12
  (PRIV MTGS Insured)(b)                           200             242,568
Duarte Redevelopment Agency Single
  Family Mortgage Revenue Series A
  6.875%, 11/1/11 (FNMA
  Collateralized)(b)                               300             356,934
Fremont Union High School
  District/Santa Clara County
  Series B 5.25%, 9/1/15
  Prerefunded 9/1/10 @ 100                         200             218,662
Los Angeles Convention & Exhibit
  Center Authority Certificates of
  Participation 9%, 12/1/20
  Prerefunded 12/1/05 @ 100                        150             151,445
Los Angeles County Public Works
  Financing Authority Revenue
  Regional Park and Open Space
  Series A 5%, 10/1/13 Prerefunded
  10/1/07 @ 101                                    325             341,682
Modesto Wastewater Treatment
  Facilities Revenue 6%, 11/1/12
  (MBIA Insured)(b)                                735             852,211
San Francisco Bay Area Rapid
  Transit District Sales Tax
  Revenue 5.25%, 7/1/17 Prerefunded
  7/1/08 @ 101                                     320             342,166
Santa Clara Valley Transportation
  Authority Series A 5%, 6/1/17
  Prerefunded 6/1/11 @ 100 (MBIA
  Insured)                                         500             544,045
Stockton Housing Facilities Revenue
  O'Connor Woods Project A 5.60%,
  3/20/28 Prerefunded 9/20/17 @ 100
  (GNMA Collateralized)                            200             202,308
                                                               -----------
                                                                 3,894,731
                                                               -----------

SCHOOL DISTRICT REVENUE--2.8%
Irvine Unified School District
  Community Facilities District No.
  86-1 5.50%, 11/1/13 (AMBAC
  Insured)                                       1,000           1,068,230

TRANSPORTATION REVENUE--8.4%
Alameda Corridor Transportation
  Authority Series A 5.125%,
  10/1/16 (MBIA Insured)                           150             162,054
Alameda Corridor Transportation
  Authority Series A 5.125%,
  10/1/17 (MBIA Insured)                           125             134,606


                     See Notes to Schedules of Investments

Phoenix CA Intermediate Tax-Free Bond Fund

                                              PAR VALUE
                                                (000)            VALUE
                                              ---------        -----------

TRANSPORTATION REVENUE--(CONTINUED)
Port of Oakland California Series I
  5.60%, 11/1/19 (MBIA Insured)                 $1,000         $ 1,071,270
San Francisco Bay Area Rapid
  Transit District Sales Tax
  Revenue 5.50%, 7/1/15 (FGIC
  Insured)                                         190             191,989
San Francisco Bay Area Rapid
  Transit District Sales Tax
  Revenue Unrefunded Balance 5.25%,
  7/1/17                                           180             189,690
San Francisco City & County
  Airports Commission Second Series
  -- Issue 10B 5.375%, 5/1/17 (MBIA
  Insured)                                       1,000           1,033,420
San Mateo County Transit District
  Series A 5%, 6/1/14 (MBIA Insured)               400             422,796
                                                               -----------
                                                                 3,205,825
                                                               -----------

VETERAN REVENUE--2.5%
State of California Veterans Bonds
  Series 5.15%, 12/1/14                            895             941,245

WATER & SEWER REVENUE--19.5%
California State Department of
  Water Resources Series T 5.125%,
  12/1/12                                          250             267,210
California State Department of
  Water Resources Series U 5.125%,
  12/1/15                                           90              96,364
California State Department of
  Water Resources Series W 5.50%,
  12/1/13 (FSA-CR Insured)                       1,000           1,132,440
East Bay Municipal Utility District
  Water System Revenue 5.25%,
  6/1/18 (MBIA Insured)                          1,035           1,121,629
El Dorado Irrigation District
  Certificates of Participation
  Series A 5.25%, 3/1/16 (FGIC
  Insured)                                         365             400,106
Los Angeles Waste Water System
  Revenue Series B 5%, 6/1/14 (FGIC
  Insured)                                         700             739,893
Metropolitan Water District of
  Southern California Series B 5%,
  7/1/13                                           500             546,535
Modesto Waste Water Series A 5%,
  11/1/19 (FSA Insured)                            245             263,248


                                              PAR VALUE
                                                (000)            VALUE
                                              ---------        -----------

WATER & SEWER REVENUE--(CONTINUED)
Mountain View Shoreline Regional
  Park Community Series A 5.50%,
  8/1/21 (MBIA Insured)                         $1,000         $ 1,040,210
Redlands Financing Authority Series
  A 5%, 9/1/17 (FSA Insured)                     1,000           1,066,440
Sweetwater California Authority
  Water Revenue 5.25%, 4/1/10
  (AMBAC Insured)                                  200             209,392
Westlands Water District Revenue
  Certificates of Participation
  5.25%, 9/1/14 (MBIA Insured)                     500             552,000
                                                               -----------
                                                                 7,435,467
                                                               -----------
-------------------------------------------------------------------------------

TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $38,005,043)                                   38,593,885
-------------------------------------------------------------------------------


TOTAL INVESTMENTS--101.2%
(IDENTIFIED COST $38,005,043)                                   38,593,885(a)

Other assets and liabilities, net--(1.2)%                         (465,959)
                                                               -----------
NET ASSETS--100.0%                                             $38,127,926
                                                               ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $804,274 and gross depreciation of $215,432 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $38,005,043.
(b) Escrowed to maturity.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) At September 30, 2005, 81% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA 39%, AMBAC 18%, and FSA 15%.


                     See Notes to Schedules of Investments

Phoenix Intermediate Bond Fund


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                              PAR VALUE
                                                (000)              VALUE
                                              ---------         -----------

U.S. GOVERNMENT SECURITIES--24.9%

U.S. TREASURY NOTES--24.9%
U.S. Treasury Note 5.625%, 5/15/08              $1,152          $ 1,192,995
U.S. Treasury Note 3.25%, 1/15/09                1,060            1,029,733
U.S. Treasury Note 6%, 8/15/09                   1,700            1,808,443
U.S. Treasury Note 6.50%, 2/15/10                6,000            6,539,532
U.S. Treasury Note 4.75%, 5/15/14                2,100            2,164,149
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $13,015,870)                                    12,734,852
--------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--5.8%
FHLMC 7.50%, 4/1/14                                 68               72,351
FHLMC 7%, 4/1/16                                    71               74,642
FNMA 7.50%, 7/1/09                                  30               31,323
FNMA 7%, 5/1/14                                     58               61,141
FNMA 8%, 1/1/15                                     13               13,562
FNMA 8.50%, 7/1/27                                 358              390,240
GNMA 7%, 7/20/13                                    65               68,189
GNMA 8%, '21-'27                                   219              234,680
GNMA 8.50%, 12/15/22                                 2                2,169
GNMA 8.50%, 8/15/24                                 72               78,828
GNMA 8.50%, 8/15/25                                 13               14,646
GNMA 8.50%, 6/15/26                                  2                2,511
GNMA 7%, 6/15/31                                   677              712,407
GNMA 6%, 8/15/31                                   421              431,753
GNMA 6.50%, 10/15/31                               734              764,443
--------------------------------------------------------------------------------

TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $2,923,577)                                      2,952,885
--------------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--26.1%
FFCB 7.125%, 11/16/15                              500              550,458
FHLB 5.925%, 4/9/08                              1,000            1,035,803
FHLB 5.80%, 9/2/08                                 350              362,262
FHLB 5%, 9/8/08                                  1,500            1,504,750
FHLB 5.15%, 1/28/13                                345              343,835
FHLB 6.30%, 5/13/13                                220              228,744
FHLB 7.23%, 9/8/15                               1,500            1,687,494
FHLB 6%, 4/27/22                                 1,020            1,025,118
FHLMC 7.09%, 11/22/16                              850              878,088
FNMA 6.625%, 10/15/07                            1,500            1,564,809
FNMA 6.375%, 6/15/09                             1,000            1,062,850


                                              PAR VALUE
                                                (000)              VALUE
                                              ---------         -----------

FNMA 6.625%, 11/15/10                           $1,000          $ 1,094,661
FNMA 6%, 5/16/11                                   875              885,475
FNMA 6.96%, 9/5/12                               1,063            1,109,468
--------------------------------------------------------------------------------

TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $13,383,057)                                    13,333,815
--------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--41.8%

AEROSPACE & DEFENSE--4.7%
Boeing Capital Corp. 5.75%, 2/15/07                815              827,820
Honeywell International, Inc. 7%,
  3/15/07                                        1,500            1,551,883
                                                                -----------
                                                                  2,379,703
                                                                -----------

CONSUMER FINANCE--6.7%
American General Finance Corp.
  5.375%, 10/1/12                                1,500            1,516,830
General Electric Capital Corp.
  Series A 4.625%, 9/15/09                         800              799,936
National Rural Utilities
  Cooperative Finance Corp. 7.25%,
  3/1/12                                         1,000            1,128,796
                                                                -----------
                                                                  3,445,562
                                                                -----------

HOUSEHOLD PRODUCTS--4.3%
Colgate-Palmolive Co. 5.98%, 4/25/12               620              661,928
Kimberly-Clark Corp. 5%, 8/15/13                 1,500            1,539,250
                                                                -----------
                                                                  2,201,178
                                                                -----------

HYPERMARKETS & SUPER CENTERS--3.3%
Wal-Mart Stores, Inc. 4.55%, 5/1/13              1,700            1,677,992

INTEGRATED OIL & GAS--2.1%
Conoco Funding Co. 6.35%, 10/15/11               1,000            1,085,909

INTEGRATED TELECOMMUNICATION SERVICES--2.5%
SBC Communications, Inc. 5.875%, 2/1/12          1,200            1,256,682

INVESTMENT BANKING & BROKERAGE--2.5%
Bear Stearns Co., Inc. 7.80%, 8/15/07              825              872,270
Goldman Sachs Group, Inc. (The) 5.25%, 4/1/13      425              429,849
                                                                -----------
                                                                  1,302,119
                                                                -----------

LIFE & HEALTH INSURANCE--2.1%
MetLife, Inc. 6.125%, 12/1/11                    1,000            1,064,490

OTHER DIVERSIFIED FINANCIAL SERVICES--2.1%
Heller Financial, Inc. 7.375%, 11/1/09           1,000            1,098,814


                     See Notes to Schedules of Investments

Phoenix Intermediate Bond Fund

                                              PAR VALUE
                                                (000)              VALUE
                                              ---------         -----------

PHARMACEUTICALS--8.4%
Abbott Laboratories 5.625%, 7/1/06              $1,400          $ 1,413,601
Johnson & Johnson 6.625%, 9/1/09                 1,300            1,398,029
Pfizer, Inc. 4.50%, 2/15/14                      1,500            1,478,867
                                                                -----------
                                                                  4,290,497
                                                                -----------

RESTAURANTS--3.1%
McDonald's Corp.  6%, 4/15/11                    1,500            1,593,499
--------------------------------------------------------------------------------

TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $21,365,516)                                    21,396,445
--------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $50,688,020)                                    50,417,997
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.2%

COMMERCIAL PAPER--0.2%
UBS Americas, Inc. 3.86%, 10/3/05                  117              116,975
--------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $116,975)                                          116,975
--------------------------------------------------------------------------------


TOTAL INVESTMENTS--98.8%
(IDENTIFIED COST $50,804,995)                                    50,534,972(a)

Other assets and liabilities, net--1.2%                             633,088
                                                                -----------
NET ASSETS--100.0%                                              $51,168,060
                                                                ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $382,724 and gross depreciation of $653,541 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $50,805,789.


                     See Notes to Schedules of Investments

Phoenix Overseas Fund

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                 SHARES            VALUE
                                                 ------         -----------

FOREIGN  COMMON STOCKS(b)--99.0%

AUSTRALIA--2.9%
Rio Tinto Ltd. (Diversified Metals
  & Mining)                                      23,000          $1,037,307
Westpac Banking Corp. (Diversified
  Banks)                                         37,800             608,236
                                                                 ----------
                                                                  1,645,543
                                                                -----------

BELGIUM--1.1%
Dexia (Diversified Banks)                        12,200             274,630
Fortis (Multi-Sector Holdings)                   11,400             330,608
                                                                -----------
                                                                    605,238
                                                                -----------

FRANCE--20.5%
Air Liquide SA (Industrial Gases)                 7,285           1,339,589
AXA Sponsored ADR (Multi-line
  Insurance)                                     40,984           1,128,289
BNP Paribas SA (Diversified Banks)               17,000           1,292,290
Carrefour SA (Food Retail)                       10,800             496,874
L'Oreal SA (Personal Products)                   11,100             859,798
Lafarge SA (Construction Materials)               6,100             536,650
LVMH Moet Hennessy Louis Vuitton SA
  (Apparel, Accessories & Luxury
  Goods)                                          8,200             676,065
PSA Peugeot Citroen SA (Automobile
  Manufacturers)                                  8,680             589,412
Sanofi-aventis (Pharmaceuticals)                 15,000           1,239,409
Schneider Electric SA (Electrical
  Components & Equipment)                         7,600             600,108
Societe Generale (Diversified Banks)              6,600             753,164
Total SA Sponsored ADR (Integrated
  Oil & Gas)                                     16,196           2,199,741
                                                                -----------
                                                                 11,711,389
                                                                -----------

GERMANY--6.8%
Altana AG (Pharmaceuticals)                      10,500             587,813
BASF AG (Diversified Chemicals)                  10,800             811,249
Henkel KGaA (Personal Products)                   7,500             640,166
SAP AG (Application Software)                     5,340             922,892
Siemens AG (Industrial
  Conglomerates)                                 12,000             924,464
                                                                -----------
                                                                  3,886,584
                                                                -----------

IRELAND--2.0%
Allied Irish Banks plc (Diversified
  Banks)                                         28,875             614,251
Bank of Ireland (Diversified Banks)              33,400             527,865
                                                                -----------
                                                                  1,142,116
                                                                -----------


                                                 SHARES            VALUE
                                                 ------         -----------

JAPAN--19.1%
Canon, Inc. (Electronic Equipment
  Manufacturers)                                 22,000         $ 1,187,984
Denso Corp. (Auto Parts & Equipment)             22,600             654,986
Kao Corp. (Personal Products)                    38,000             935,606
Millea Holdings, Inc. (Property &
  Casualty Insurance)                                64           1,026,075
Mitsubishi UFJ Financial Group,
  Inc. (Diversified Banks)                          125           1,640,680
Murata Manufacturing Co. Ltd.
  (Electronic Equipment Manufacturers)           10,500             585,492
Secom Co. Ltd. (Specialized
  Consumer Services)                             15,000             721,459
Shin-Etsu Chemical Co. Ltd.
  (Diversified Chemicals)                        29,200           1,273,256
SMC Corp. (Electrical Components &
  Equipment)                                      9,100           1,211,249
Takeda Pharmaceutical Co. Ltd.
  (Pharmaceuticals)                              12,500             744,362
Toyota Motor Corp. (Automobile
  Manufacturers)                                 20,100             920,719
                                                                -----------
                                                                 10,901,868
                                                                -----------

NETHERLANDS--4.4%
ABN AMRO Holding N.V. (Diversified
  Banks)                                         28,700             687,448
Koninklijke Philips Electronics
  N.V. (Industrial Conglomerates)                44,500           1,182,495
Wolters Kluwer N.V. (Publishing &
  Printing)                                      33,000             613,953
                                                                -----------
                                                                  2,483,896
                                                                -----------

NORWAY--2.4%
Statoil ASA (Integrated Oil & Gas)               56,300           1,396,425

SINGAPORE--3.1%
DBS Group Holdings, Ltd.
  (Diversified Banks)                           120,000           1,120,534
Singapore Technologies Engineering
  Ltd. (Aerospace & Defense)                    444,000             666,505
                                                                -----------
                                                                  1,787,039
                                                                -----------

SPAIN--4.6%
Banco Bilbao Vizcaya Argentaria SA
  (Diversified Banks)                            55,000             964,425
Banco Popular Espanol SA (Regional
  Banks)                                         50,000             609,338


                     See Notes to Schedules of Investments

Phoenix Overseas Fund

                                                 SHARES            VALUE
                                                 ------         -----------

SPAIN--(CONTINUED)
Telefonica SA (Integrated
  Telecommunication Services)                    64,532         $ 1,056,338
                                                                -----------
                                                                  2,630,101
                                                                -----------

SWITZERLAND--12.2%
Credit Suisse Group (Diversified
  Banks)                                         27,800           1,230,497
Nestle S.A. Sponsored ADR (Packaged
  Foods & Meats)                                 13,243             973,258
Nestle S.A. Registered Shares
  (Packaged Foods & Meats)                        2,800             819,744
Novartis AG ADR (Pharmaceuticals)                22,976           1,171,776
Roche Holding AG (Pharmaceuticals)                5,700             791,673
Swiss Reinsurance (Property &
  Casualty Insurance)                            11,400             748,523
Swisscom AG (Integrated
  Telecommunication Services)                     1,430             467,259
UBS AG Registered Shares
  (Diversified Capital Markets)                   9,090             772,392
                                                                -----------
                                                                  6,975,122
                                                                -----------

UNITED KINGDOM--19.9%
AstraZeneca plc (Pharmaceuticals)                14,155             657,867
BP plc (Integrated Oil & Gas)                   174,750           2,075,880
Compass Group plc (Restaurants)                 132,835             483,230
Diageo plc (Distillers & Vintners)               46,800             672,746
GlaxoSmithKline plc
  (Pharmaceuticals)                              47,773           1,215,053
HBOS plc (Diversified Banks)                     43,000             647,321
Kingfisher plc (Home Improvement
  Retail)                                       108,000             411,458
Lloyds TSB Group plc (Multi-Sector
  Holdings)                                      67,610             556,898
Pearson plc (Publishing & Printing)              47,924             557,040
Prudential plc (Life & Health
  Insurance)                                     68,500             621,618
Reed Elsevier plc (Publishing &
  Printing)                                      99,100             916,783
Royal Bank of Scotland Group plc
  (Diversified Banks)                            28,000             794,624
Tesco plc (Food Retail)                          98,700             538,797


                                                 SHARES            VALUE
                                                 ------         -----------

UNITED KINGDOM--(CONTINUED)
Vodafone Group plc Sponsored ADR
  (Wireless Telecommunication
  Services)                                      46,980         $ 1,220,071
                                                                -----------
                                                                 11,369,386
                                                                -----------
--------------------------------------------------------------------------------

TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $43,781,184)                                    56,534,707
--------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $43,781,184)                                    56,534,707
--------------------------------------------------------------------------------


                                              PAR VALUE
                                                (000)             VALUE
                                              ---------         -----------

SHORT-TERM INVESTMENTS--0.8%

COMMERCIAL PAPER--0.8%
UBS Americas, Inc. 3.86%, 10/3/05                  $491             490,895
--------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $490,895)                                          490,895
--------------------------------------------------------------------------------


TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $44,272,079)                                    57,025,602(a)

Other assets and liabilities, net--0.2%                              87,289
                                                                -----------
NET ASSETS--100.0%                                              $57,112,891
                                                                ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $13,270,735 and gross depreciation of $517,212 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $44,272,079.
(b) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.


                     See Notes to Schedules of Investments

Phoenix Overseas Fund


                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)


Aerospace & Defense                                 1.2%
Apparel, Accessories & Luxury Goods                 1.2
Application Software                                1.6
Auto Parts & Equipment                              1.2
Automobile Manufacturers                            2.7
Construction Materials                              0.9
Distillers & Vintners                               1.2
Diversified Banks                                  19.7
Diversified Capital Markets                         1.4
Diversified Chemicals                               3.7
Diversified Metals & Mining                         1.8
Electrical Components & Equipment                   3.2
Electronic Equipment Manufacturers                  3.1
Food Retail                                         1.8
Home Improvement Retail                             0.7
Industrial Conglomerates                            3.7
Industrial Gases                                    2.4
Integrated Oil & Gas                               10.0
Integrated Telecommunication Services               2.7
Life & Health Insurance                             1.1
Multi-Sector Holdings                               1.6
Multi-line Insurance                                2.0
Packaged Foods & Meats                              3.2
Personal Products                                   4.3
Pharmaceuticals                                    11.3
Property & Casualty Insurance                       3.1
Publishing & Printing                               3.7
Regional Banks                                      1.1
Restaurants                                         0.9
Specialized Consumer Services                       1.3
Wireless Telecommunication Services                 2.2
                                                -------
                                                  100.0%
                                                =======

Phoenix Rising Dividends Fund


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                 SHARES            VALUE
                                                 -------        -----------

DOMESTIC COMMON STOCKS--99.1%

AIR FREIGHT & LOGISTICS--1.6%
United Parcel Service, Inc. Class B               25,400        $  1,755,902

ASSET MANAGEMENT & CUSTODY BANKS--2.0%
State Street Corp.                                44,400           2,172,048

BREWERS--1.4%
Anheuser-Busch Cos., Inc.                         35,700           1,536,528

COMPUTER HARDWARE--2.7%
International Business Machines Corp.             36,810           2,952,898

DATA PROCESSING & OUTSOURCED SERVICES--4.6%
Automatic Data Processing, Inc.                   68,130           2,932,315
Paychex, Inc.                                     55,100           2,043,108
                                                                ------------
                                                                   4,975,423
                                                                ------------

DIVERSIFIED BANKS--7.7%
Bank of America Corp.                             61,000           2,568,100
U.S. Bancorp                                      56,800           1,594,944
Wells Fargo & Co.                                 71,780           4,204,155
                                                                ------------
                                                                   8,367,199
                                                                ------------

DIVERSIFIED CHEMICALS--2.3%
Du Pont (E.I.) de Nemours & Co.                   63,500           2,487,295

DIVERSIFIED COMMERCIAL SERVICES--2.0%
Cintas Corp.                                      51,700           2,122,285

ELECTRICAL COMPONENTS & EQUIPMENT--1.6%
Emerson Electric Co.                              24,800           1,780,640

FOOD DISTRIBUTORS--1.4%
Sysco Corp.                                       47,000           1,474,390

HEALTH CARE EQUIPMENT--2.2%
Medtronic, Inc.                                   45,100           2,418,262

HOME FURNISHINGS--1.7%
Leggett & Platt, Inc.                             90,500           1,828,100

HOME IMPROVEMENT RETAIL--3.3%
Home Depot, Inc. (The)                            95,050           3,625,207

HOUSEHOLD PRODUCTS--3.3%
Procter & Gamble Co. (The)                        60,900           3,621,114

HYPERMARKETS & SUPER CENTERS--4.8%
Costco Wholesale Corp.                            50,200           2,163,118


                                                 SHARES            VALUE
                                                 -------        -----------

DOMESTIC COMMON STOCKS (continued)

HYPERMARKETS & SUPER CENTERS (CONTINUED)
Wal-Mart Stores, Inc.                             70,000        $  3,067,400
                                                                ------------
                                                                   5,230,518
                                                                ------------

INDUSTRIAL CONGLOMERATES--6.3%
3M Co.                                            29,000           2,127,440
General Electric Co.                             140,660           4,736,022
                                                                ------------
                                                                   6,863,462
                                                                ------------

INDUSTRIAL MACHINERY--1.4%
Illinois Tool Works, Inc.                         18,620           1,532,985

INTEGRATED OIL & GAS--4.6%
Exxon Mobil Corp.                                 78,440           4,984,078

INTEGRATED TELECOMMUNICATION SERVICES--2.6%
SBC Communications, Inc.                         116,500           2,792,505

INVESTMENT BANKING & BROKERAGE--1.5%
Morgan Stanley                                    30,900           1,666,746

LIFE & HEALTH INSURANCE--1.8%
AFLAC, Inc.                                       43,000           1,947,900

MOTORCYCLE MANUFACTURERS--1.9%
Harley-Davidson, Inc.                             43,400           2,102,296

MULTI-LINE INSURANCE--2.9%
American International Group, Inc.                50,000           3,098,000

OTHER DIVERSIFIED FINANCIAL SERVICES--3.6%
Citigroup, Inc.                                   84,600           3,850,992

PHARMACEUTICALS--10.3%
Johnson & Johnson                                 77,170           4,883,318
Lilly (Eli) & Co.                                 36,800           1,969,536
Pfizer, Inc.                                     175,200           4,374,744
                                                                ------------
                                                                  11,227,598
                                                                ------------

PUBLISHING & PRINTING--2.4%
Gannett Co., Inc.                                 38,000           2,615,540

REGIONAL BANKS--1.5%
Synovus Financial Corp.                           59,800           1,657,656

SEMICONDUCTORS--6.6%
Intel Corp.                                      168,100           4,143,665


                     See Notes to Schedules of Investments

Phoenix Rising Dividends Fund

                                                 SHARES            VALUE
                                                 -------        -----------

DOMESTIC COMMON STOCKS (continued)

SEMICONDUCTORS (CONTINUED)
Linear Technology Corp.                           79,300        $  2,980,887
                                                                ------------
                                                                   7,124,552
                                                                ------------

SOFT DRINKS--5.5%
Coca-Cola Co. (The)                               83,160           3,591,680
PepsiCo, Inc.                                     41,900           2,376,149
                                                                ------------
                                                                   5,967,829
                                                                ------------

SYSTEMS SOFTWARE--3.6%
Microsoft Corp.                                  153,680           3,954,186
--------------------------------------------------------------------------------

TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $103,289,442)                                   107,734,134
--------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--99.1%
(IDENTIFIED COST $103,289,442)                                   107,734,134
--------------------------------------------------------------------------------


                                              PAR VALUE
                                                (000)              VALUE
                                              ---------         -----------

SHORT-TERM INVESTMENTS--0.9%

COMMERCIAL PAPER--0.9%
UBS Americas, Inc. 3.86%, 10/3/05                  $965              964,793
--------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $964,793)                                           964,793
--------------------------------------------------------------------------------


TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $104,254,235)                                   108,698,927(a)

Other assets and liabilities, net--0.0%                              (35,058)
                                                                ------------
NET ASSETS--100.0%                                              $108,663,869
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,638,697 and gross depreciation of $4,737,749 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $104,797,979.

                     See Notes to Schedules of Investments

Phoenix Small-Mid Cap Fund


                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005
                                   (UNAUDITED)

                                                 SHARES            VALUE
                                                 -------        -----------

DOMESTIC COMMON STOCKS--99.1%

ADVERTISING--2.4%
Catalina Marketing Corp.                         146,010        $  3,320,267

AEROSPACE & DEFENSE--1.1%
HEICO Corp. Class A                               80,064           1,425,139

AIR FREIGHT & LOGISTICS--2.7%
Robinson (C.H.) Worldwide, Inc.                   57,100           3,661,252

APPLICATION SOFTWARE--8.7%
FactSet Research Systems, Inc.                    88,075           3,103,763
Fair Isaac Corp.                                 116,585           5,223,008
Jack Henry & Associates, Inc.                    180,815           3,507,811
                                                                ------------
                                                                  11,834,582
                                                                ------------

ASSET MANAGEMENT & CUSTODY BANKS--2.9%
Eaton Vance Corp.                                160,008           3,971,399

COMMUNICATIONS EQUIPMENT--1.5%
Inter-Tel, Inc.                                   97,600           2,049,600

CONSUMER FINANCE--2.5%
World Acceptance Corp.                           132,800           3,374,448

DATA PROCESSING & OUTSOURCED SERVICES--2.4%
Certegy, Inc.                                     82,867           3,316,337

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--6.5%
Cintas Corp.                                      53,565           2,198,843
Copart, Inc.(b)                                  176,500           4,213,055
Equifax, Inc.                                     67,885           2,371,902
                                                                ------------
                                                                   8,783,800
                                                                ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--2.8%
Mettler-Toledo International, Inc.(b)             75,000           3,823,500

ENVIRONMENTAL & FACILITIES SERVICES--4.1%
ABM Industries, Inc.                             112,530           2,341,749
Stericycle, Inc.(b)                               55,400           3,166,110
                                                                ------------
                                                                   5,507,859
                                                                ------------

GENERAL MERCHANDISE STORES--1.9%
99 Cents Only Stores                             279,700           2,587,225

HEALTH CARE EQUIPMENT--3.3%
Diagnostic Products Corp.                         85,700           4,518,961


                                                 SHARES            VALUE
                                                 -------        -----------

HOMEFURNISHING RETAIL--3.1%
Rent-A-Center, Inc.(b)                           221,250        $  4,272,338

INDUSTRIAL CONGLOMERATES--3.6%
Teleflex, Inc.                                    68,610           4,837,005

INDUSTRIAL MACHINERY--4.1%
Donaldson Co., Inc.                              110,200           3,364,406
Lincoln Electric Holdings, Inc.                   55,700           2,194,580
                                                                ------------
                                                                   5,558,986
                                                                ------------

INSURANCE BROKERS--2.7%
Brown & Brown, Inc.                               74,000           3,677,060

LEISURE PRODUCTS--1.7%
Polaris Industries, Inc.                          47,000           2,328,850

LIFE & HEALTH INSURANCE--2.8%
StanCorp Financial Group, Inc.                    44,500           3,746,900

OFFICE ELECTRONICS--2.3%
Zebra Technologies Corp. Class A(b)               79,300           3,099,837

OIL & GAS EQUIPMENT & SERVICES--2.9%
Universal Compression Holdings, Inc.(b)           98,000           3,897,460

OIL & GAS EXPLORATION & PRODUCTION--3.1%
Noble Energy, Inc.                                90,668           4,252,329

OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.1%
World Fuel Services Corp.                         45,200           1,466,740

PACKAGED FOODS & MEATS--1.0%
Tootsie Roll Industries, Inc.                     43,000           1,365,250

PAPER PACKAGING--3.3%
Bemis Co., Inc.                                  162,944           4,024,717
Packaging Dynamics Corp.                          34,100             429,660
                                                                ------------
                                                                   4,454,377
                                                                ------------

PHARMACEUTICALS--2.9%
Axcan Pharma, Inc.(b)                            137,000           1,770,040
Medicis Pharmaceutical Corp. Class A              65,300           2,126,168
                                                                ------------
                                                                   3,896,208
                                                                ------------

PROPERTY & CASUALTY INSURANCE--4.3%
Cincinnati Financial Corp.                        85,674           3,588,884
Direct General Corp.                             116,200           2,292,626
                                                                ------------
                                                                   5,881,510
                                                                ------------

                     See Notes to Schedules of Investments

Phoenix Small-Mid Cap Fund
                                                 SHARES            VALUE
                                                 -------        -----------

REGIONAL BANKS--0.4%
UCBH Holdings, Inc.                               30,000        $    549,600

REINSURANCE--3.2%
Reinsurance Group of America, Inc.                98,600           4,407,420

SEMICONDUCTOR EQUIPMENT--1.5%
Cabot Microelectronics Corp.(b)                   69,650           2,046,317

SEMICONDUCTORS--3.4%
Microchip Technology, Inc.                       151,000           4,548,120

SPECIALIZED CONSUMER SERVICES--4.1%
Regis Corp.                                      147,000           5,559,540

SPECIALTY CHEMICALS--2.4%
Balchem Corp.                                     31,850             877,468
Valspar Corp. (The)                              109,040           2,438,134
                                                                ------------
                                                                   3,315,602
                                                                ------------

SPECIALTY STORES--1.3%
Tiffany & Co.                                     43,900           1,745,903

TOBACCO--1.1%
UST, Inc.                                         35,000           1,465,100
--------------------------------------------------------------------------------

TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $105,445,014)                                   134,546,821
--------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--99.1%
(IDENTIFIED COST $105,445,014)                                   134,546,821
--------------------------------------------------------------------------------


                                              PAR VALUE
                                                (000)              VALUE
                                              ---------         -----------

SHORT-TERM INVESTMENTS--0.6%

COMMERCIAL PAPER--0.6%
UBS Americas, Inc. 3.86%, 10/3/05                  $775              774,834
--------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $774,834)                                           774,834
--------------------------------------------------------------------------------


TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $106,219,848)                                   135,321,655(a)

Other assets and liabilities, net--0.3%                              370,379
                                                                ------------
NET ASSETS--100.0%                                              $135,692,034
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $34,904,951 and gross depreciation of $5,803,144 for federal income tax purposes. At September 30, 2005, the aggregate cost of securities for federal income tax purposes was $106,219,848.
(b) Non-income producing.

                      See Notes to Schedules of Investments

PHOENIX-KAYNE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies consistently followed by the Phoenix-Kayne Funds in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION
    Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

    Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

    As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

    Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

    Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME
    Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION
    Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FOREIGN SECURITY COUNTRY DETERMINATION
    A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

PHOENIX-KAYNE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)


NOTE 2--CREDIT RISK AND ASSET CONCENTRATION
    In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

    Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

    High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the advisers and/or subadviser to accurately predict risk.

    The CA Intermediate Tax-Free Bond Fund invests primarily in California municipal securities and is more susceptible to economic, political and other developments that may adversely affect issuers of such securities, than a more geographically diversified fund. Such developments could result in certain adverse consequences including impairing the market value and marketability of the securities, as well as impairing the ability of certain issues of California municipal securities to pay principal and interest on their obligations.

    At September 30, 2005, the CA Intermediate Tax-Free Bond Fund invests 99% of its net assets in California municipal securities.

    At September 30, 2005, the Intermediate Bond Fund held $29,021,552 in investments issued by the U.S. Government, comprising 57% of the total net assets of the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix-Kayne Funds
            --------------------

By (Signature and Title)*  /s/ George R. Aylward
                         ------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date November 22, 2005
    ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         ------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date November 22, 2005
    ---------------------------------------------------------------------------

By (Signature and Title)*  /s/ W. Patrick Bradley
                         ------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer (principal financial officer)

Date November 22, 2005
    ---------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.